Employee Benefits - Summary of Cost Recognized in Net Profit in Statement of Comprehensive Income Apportioned (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 6,468	$ 6,034	$ 5,612
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Cost	22	22	17
Gratuity | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	20	20	15
Gratuity | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Cost	1	1	1
Gratuity | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	1	1	1
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Cost	31	27	25
Superannuation | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	28	24	22
Superannuation | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Cost	2	2	2
Superannuation | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	1	1	1
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Cost	78	75	69
Provident Fund | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	69	67	61
Provident Fund | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Cost	6	5	5
Provident Fund | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	3	3	3
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Cost	86	84	74
Cost	6,468	6,034	5,612
Employee Benefit Cost | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	5,780	5,379	4,987
Employee Benefit Cost | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Cost	462	425	405
Employee Benefit Cost | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 226	$ 230	$ 220